Tax assets and liabilities (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Deferred Tax Assets	R$ 48,223,877	R$ 43,445,704
Temporary differences	42,737,528	37,877,300
Tax loss	5,486,349	5,561,066
CSLL 18%		7,338
Total deferred tax assets	48,223,877	43,445,704
Deferred tax liabilities	5,689,440	3,699,432
Excess depreciation of leased assets	394,257	391,490
Fair value adjustment of trading securities and derivatives	5,295,183	3,307,942
Total deferred tax liabilities	R$ 5,689,440	R$ 3,699,432